Stock Option Plans and Agreements (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 06, 2021	Apr. 19, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Stock Option Plans and Agreements
Option expense			$ 51,708	$ 81,920	$ 52,631	$ 110,168
Unrecognized compensation cost			90,550		90,550		$ 135,800
Recognized compensation			$ 45,275		$ 45,275
Options and granted		3,334				7,667
Performance-based stock options							10,000
Option price			$ 18.375		$ 18.375
Options granted during period					1,267
Aggregate shares of common stock authorized under stock option plans and agreements			217,394		217,394
Options shares		10,000			3,334
Options vested	9,354				4,800